Postemployment Benefits - (Tables)	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Schedule of Net Benefit Costs
Components of the net cost (benefit) for the plan were as follows for the years ended December 31 (in millions):

	2012	2011	2010
Service cost	$0.3	$0.9	$1.3
Interest cost	0.3	0.9	1.4
Actuarial (gain) loss (i)	—	0.8	(7.6)
Foreign currency (gain) loss	0.5	(1.4)	0.9
Net periodic cost (benefit) recognized	$1.1	$1.2	$(4.0)

(i)	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.

Schedule of Changes in Projected Benefit Obligation and Plan Assets
The following table reconciles the change in the benefit obligation for each of the years ended December 31 (in millions):

	2012	2011
Benefit obligation at beginning of year	$10.0	$10.4
Service cost	0.3	0.9
Interest cost	0.3	0.9
Actuarial (gain) loss	—	0.8
Foreign currency (gain) loss	0.5	(1.4)
Benefits paid	(0.9)	(1.6)
Benefit obligation transferred to KCSM Servicios	(10.2)	—
Benefit obligation at end of year	$—	$10.0
Funded status	$—	$(10.0)

Schedule of Assumptions Used
Weighted average assumptions used to determine the benefit obligation were as follows for the years ended December 31:

	2012	2011
Discount rate	—	8.00%
Rate of compensation increase	—	4.50%

Weighted average assumptions used to determine net benefit cost for the periods were as follows:

	For the Four Months Ended April 30, 2012	Year Ended December 31, 2011
Discount rate	8.00%	8.25%
Rate of compensation increase	4.50%	4.50%